Victory Market Neutral Income Fund
Victory Market Neutral Income Fund

Victory Funds

Victory CEMP Market Neutral Income Fund

Supplement dated June 1, 2018

to the Prospectus dated November 1, 2017 (“Prospectus”), as supplemented

1.              The name of the Victory CEMP Market Neutral Income Fund (“Fund”) is hereby changed to the “Victory Market Neutral Income Fund.”

2. The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table for the Victory Market Neutral Income Fund found on page 1 of the Prospectus is hereby replaced with the following:
Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Victory Market Neutral Income Fund		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.40%	1.40%	0.53%
Total Annual Fund Operating Expenses		1.25%	3.00%	1.13%
Fee Waiver/ Expense Reimbursement	[1]	(0.50%)	(1.50%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.75%	1.50%	0.40%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2019 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.75%, 1.50%, and 0.40% of the Fund's Class A, Class C, and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

3.              The Fund Fees and Expense table for the Fund on page 2 of the Prospectus is hereby replaced with the following:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Market Neutral Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	647	853	1,129	1,914
Class C	253	635	1,304	3,096
Class I	41	210	477	1,240

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Market Neutral Income Fund | Class C | USD ($)	153	635	1,304	3,096

4.              Effective June 18, 2018, references to the “CEMP Indexes” and “High-Dividend CEMP Indexes” in the section titled “Principal Investment Strategy” on page 2 are changed to “Nasdaq Victory Volatility Weighted Indexes” and “High-Dividend Nasdaq Victory Volatility Weighted Indexes,” respectively.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.